Revenue Recognition - Schedule of Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Revenue Recognition [Line Items]
Total				$ 40,463
Total, Change in value			$ (40,463)		$ (10,013,927)
Total, Change in percentage	0.00%		(100.00%)		(100.00%)
Gross Sales [Member]
Schedule of Revenue Recognition [Line Items]
Total				58,857
Total, Change in value			$ (58,857)		$ (10,840,085)
Total, Change in percentage	0.00%		(100.00%)		(99.00%)
Sales Return [Member]
Schedule of Revenue Recognition [Line Items]
Total				(4,601)
Total, Change in value			$ 4,601		$ 364,190
Total, Change in percentage	0.00%		(100.00%)		(99.00%)
Conditional discounts [Member]
Schedule of Revenue Recognition [Line Items]
Total				(2,209)
Total, Change in value			$ 2,209		$ (2,209)
Total, Change in percentage	0.00%		(100.00%)		100.00%
ICMS [Member]
Schedule of Revenue Recognition [Line Items]
Total				(7,492)
Total, Change in value			$ 7,492		$ 1,309,070
Total, Change in percentage	0.00%		(100.00%)		(99.00%)
PIS [Member]
Schedule of Revenue Recognition [Line Items]
Total				(1,408)
Total, Change in value			$ 1,408		$ 11,519
Total, Change in percentage	0.00%		(100.00%)		(89.00%)
COFINS [Member]
Schedule of Revenue Recognition [Line Items]
Total				$ (2,684)
Total, Change in value			$ 2,684		$ 56,859
Total, Change in percentage	0.00%		(100.00%)		(95.00%)